SUBSEQUENT EVENT	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
NOTE 13 - SUBSEQUENT EVENT

On April 11, 2019 the Company amended its articles of incorporation to increase its number of authorized shares of common stock from 75,000,000 to 450,000,000.

On May 14, 2019 the Company signed a land lease in central California for 602 acres at $1,000 per acre to grow hemp for fiber usage. The lease is for 10 years with annual costs of $602,000 with the initial payment of $200,000 due September 30, 2019.

The Company has evaluated subsequent events to determine events occurring after March 31, 2019 through May 19, 2019 that would have a material impact on the Company’s financial results or require disclosure and have determined none exist other than those noted above in this footnote.

During the period from September 30, 2018 to December 31, 2018, the Company entered into separate Subscription Agreements with 17 persons under which 25,000,000 shares of the Company’s common stock were sold for $0.001 per share. This included Harpreet Sangha, the Company’s Chairman, who entered into an agreement to purchase 10,000,000 shares of the Company’s common stock and Craig Alford, the Company’s President, who entered into an agreement to purchase 4,000,000 shares of the Company’s common stock. The subscription agreements dated September 30, 2018 for 11,500,000 shares of common stock with a value of $11,500 were treated as stock subscriptions receivable and funds were received in the period ending December 31, 2018. Subscription Agreements were approved by the Company’s Board of Directors. The sales of the 25,000,000 shares of the Company’s common stock occurred on November 5, 2018. The sales were made in reliance on the exemption provided by Section 4(a)(2) of the Securities Act of 1933 and, with respect to a majority of the purchasers, Regulation S.

During the period from October 1 to December 31, 2019 the Company entered into consulting agreement with 5 individuals total cost of $35,500 plus 2 related parties for a total costs of $57,000. The agreement were for various lengths of time with all 7 terminating by December 31, 2019.

On October 11, 2018, Barrel Energy Inc. (the “Company”) entered into an Earn-In Agreement (the “Agreement”) with True Grit Resources, a British Columbia corporation (“TGR”), an unrelated third party. In exchange for the payment by the Company of certain consideration, the Company may earn of to 100% participation interest in certain mineral rights leases that TGR has in Arizona. The first payment for $100,000 is due within ten (10) days of the execution of the Agreement and another payment of $300,000 or expenditure to the property is due within 30 days of the first payment. Upon receipt of $400,000, the Company will have a 49% participation interest in the Arizona property mineral lease rights .The Company may require a 70% earn-in interest by expending a cumulative $1,400,000 on the property. In order to secure the 100% participation interest, the Company is required to expend a cumulative amount of payments and property expenditures of $2,400,000.

The mineral rights the Company is acquiring is subject to an option agreement dated October 3, 2017 between True Grit and two individuals with beneficial ownership of the mining Permit issued by the State of Arizona in accordance with ARS 27-234. The Company at the date of this filing is unable to confirm that the either the beneficial owners and or True Grit’s claims are current and active. If the Claims cannot t be confirmed the earn in agreement may not be valid and may be void.

On November 5, 2018 the Company received an extension for the initial payments of $400,000 of which the initial $100,000 is required to be paid by February 28, 2019. The Company required the extension as it not received from True Grit .

On January 17,2019 the Company terminated the Earn-In agreement with True Grit Resources.

On November 15, 2018 the Company received an advance from one non-related party for $65,000. On December 3, 2018 the Company received an additional advance of $35,000 from the same individual for a total of $100,000. Both advances are unsecured, on demand and bear no interest.

On November 12, 2018 the Company issued a $36,000 convertible note to Crown Partners, LLC. The note bears an original discount of $3,500, matures in 12 months from the origination date and bears interest at 5% per annuum. The note is convertible at any time, in part or whole, at $0.50 per share until the 180th date of the note at which time it is convertible an 55% of the market price which is defined as the lowest trading price 25 days prior to conversion.

On November 13, 2018 the Company entered into a $3,000,000 equity purchase agreement with Crown Bridge Partners. Under the terms of the agreement, the Company may put to the investor shares of the Company common stock in minimums of $10,000 to maximums of either $100,000 or 200% of the average trading volume, whichever is less. The agreement may be terminated at any time by the Company or when the total commitment of shares are sold by the Company to the investor. As part of the agreement, the Company issued 175,000 shares of its common stock at $0.75 per share as a commitment fee.